SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 43,462	$ 44,636
Total cost of revenues	39,969	37,824
Total other expenses	139
Total other income	651	409
Loss from operations	(6,525)	5,192
Total assets	28,164		$ 17,114
Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	43,462	45,026
Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	39,969	38,915
Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	10,530	13,156
Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense		144
Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expenses	139
Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	651	1,234
Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(6,525)	(5,667)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	28,164		17,114
Sale of tile products [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues		390
Sale of tile products [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues		1,091
Sale of tile products [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses		468
Sale of tile products [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense		144
Sale of tile products [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expenses
Sale of tile products [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income		825
Sale of tile products [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations		(200)
Consulting income and software [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues		477
Consulting income and software [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	65	1,177
Consulting income and software [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	139	373
Consulting income and software [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense
Consulting income and software [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expenses
Consulting income and software [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income		11
Consulting income and software [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(212)	(1,062)
Live streaming ecommerce [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	43,462	44,159
Live streaming ecommerce [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Total cost of revenues	39,904	36,647
Live streaming ecommerce [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	3,641	7,676
Live streaming ecommerce [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense
Live streaming ecommerce [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expenses	139
Live streaming ecommerce [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	446	154
Live streaming ecommerce [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	224	(11)
Live streaming ecommerce [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	3,692		1,903
Other segment [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	6,750	4,639
Other segment [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Other	205	244
Other segment [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(6,537)	$ (4,394)
Other segment [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	10,937		7,980
Ceramic tile products [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets
Business management and consulting services segment [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	$ 13,535		$ 7,231